CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCOME	$ 82	$ 80	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	44	41
Recognition, refund and collection of revenue accruals and deferrals — including accrued interest	(14)	(18)
Deferred income tax expense	26	46
Allowance for equity funds used during construction	(9)	(8)
Other	3	6
Changes in assets and liabilities, exclusive of changes shown separately:
Accounts receivable	14	(13)
Income tax receivable	13	3
Other current assets	1	6
Accounts payable	3	3
Accrued compensation	(8)	4
Accrued taxes	(14)	(14)
Other current liabilities	10	(4)
Net estimated refund related to return on equity complaints	2	(120)
Other non-current assets and liabilities, net	0	(3)
Net cash provided by operating activities	153	9
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures for property, plant and equipment	(176)	(204)
Other	7	2
Net cash used in investing activities	(169)	(202)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt	225	0
Borrowings under revolving credit agreements	232	333
Borrowings under term loan credit agreements	0	250
Net repayment of commercial paper, net of discount	0	(11)
Retirement of long-term debt	(100)	0
Repayments of revolving credit agreements	(244)	(349)
Dividends to ITC Investment Holdings Inc.	(50)	(33)
Other	(4)	2
Net cash provided by financing activities	59	192
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	43	(1)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — Beginning of period	68	11
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — End of period	$ 111	$ 10

[1]	During the years ended December 31, 2017 and 2016, we recognized an aggregate estimated regulatory liability for the refund and estimated refunds relating to the ROE complaints as described in Note 17, which resulted in a reduction in operating revenues and operating income of $80 million for the year ended December 31, 2016 and an estimated $3 million and $55 million reduction to net income for the years ended December 31, 2017 and 2016, respectively.